Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	$ 4,962	$ 4,406
Lease liabilities	130
Related party payables		1,355
Total	5,092	5,761
Less than 3 months [Member]
Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	1,230	2,873
Lease liabilities	32
Related party payables		1,355
Total	1,262	4,228
3 to 12 months [Member]
Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments [Line Items]
Trade payables	3,732	1,533
Lease liabilities	98
Related party payables
Total	$ 3,830	$ 1,533